Investments (Details 4) (Tower Cloud, Series A and B preferred stock)	12 Months Ended
Dec. 31, 2013
Tower Cloud | Series A and B preferred stock
Investments disclosures
Number of shares owned as investments (in shares)	33,620,177
Ownership interest (as a percent)	9.60%